Retirement Plans (Schedule of Allocation of Plan Assets) (detail)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	100.00%
Percentage of Plan Assets	100.00%	100.00%
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	99.00%
Percentage of Plan Assets	99.00%	99.00%
Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	1.00%
Percentage of Plan Assets	1.00%	1.00%